Statements of Cash Flows - USD ($)	2 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)		$ (4,673,000)	$ (860,000)	$ (4,887,000)	$ (3,657,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Interest earned on investments held in Trust Account
Formation costs paid by note payable - Sponsor
Loss on option				1,300,000
Gain on sale of equity securities			(36,000)
Loss on issuance and change in fair value of option liabilities		610,000
Loss on sale of equity securities			309,000	129,000	76,000
Change in fair value of convertible notes payable		303,000	30,000	265,000	73,000
Change in loan allowance				331,000
Change in reserve for uncollectible loan		332,000
Interest expense on convertible promissory note payable		44,000
Changes in operating assets and liabilities:
Deferred offering costs
Prepaid expenses
Accrued formation and offering costs
Accrued expenses
Accrued income taxes payable
Accrued expenses and other current liabilities		986,000	(377,000)	601,000	1,357,000
Intangible assets				(5,000)
Net cash used in operating activities		(2,398,000)	(934,000)	(2,266,000)	(2,151,000)
Cash flows from investing activities:
Extension deposit into the Trust Account
Withdrawals from Trust Account for redemptions
Withdrawals from the Trust Account for taxes
Cash deposited into Trust Account
Proceeds from issuance of option				148,000
Loans to related party		(332,000)		(331,000)
Net cash used in investing activities		(332,000)		(183,000)
Cash flows from financing activities:
Deferred offering costs
Proceeds from note payable - Sponsor				179,000
Proceeds from issuance of Class B common stock to Sponsor
Redemptions of Class A common stock
Sale of units in public offering
Sale of private placement units
Payment of offering costs
Repayment of note payable - Sponsor
Issuance of convertible notes payable		776,000		928,000	688,000
Issuance of convertible notes payable, carried at fair value		1,455,000
Proceeds from issuance of option		493,000
Proceeds from notes payable			117,000
Proceeds from sale of equity securities			857,000	1,341,000	1,210,000
Net cash provided by financing activities		2,724,000	974,000	2,448,000	1,898,000
Net change in cash and cash equivalents before effect of exchange rate changes		(6,000)	40,000	(1,000)	(253,000)
Effect of exchange rate changes on cash and cash equivalents		6,000	(1,000)	1,000	1,000
Net change in cash			39,000		(252,000)
Cash at beginning of period					252,000
Cash at end of period			39,000
Non-cash financing activities:
FV of shares received related to the sale of future revenue			1,546,000	1,471,000	1,286,000
Deferred commission payable
Accrued excise tax on January 24, 2023 redemptions
Remeasurement of Class A common stock subject to possible redemption
Deferred offering costs included in accrued offering costs
Prepaid expenses paid by note payable - Sponsor
Deferred offering costs paid by note payable - Sponsor
Class A shares subject to redemption
Murphy Canyon Acquisition Corp [Member]
Cash flows from operating activities:
Net income (loss)	(4,381)	(223,442)	(371,075)	398,639
Adjustments to reconcile net income (loss) to net cash used in operating activities
Interest earned on investments held in Trust Account		(939,522)	(201,767)	(1,976,183)
Formation costs paid by note payable - Sponsor	3,994
Changes in operating assets and liabilities:
Deferred offering costs			108,962	108,962
Prepaid expenses	(5,608)	224,133	(478,716)	(245,254)
Accrued formation and offering costs			(15,449)
Accrued expenses		(18,585)	138,645	27,664
Accrued income taxes payable		(263,138)		374,862
Net cash used in operating activities	(5,995)	(1,220,554)	(819,400)	(1,311,310)
Cash flows from investing activities:
Extension deposit into the Trust Account		(389,942)
Withdrawals from Trust Account for redemptions		114,068,280
Withdrawals from the Trust Account for taxes		792,480
Cash deposited into Trust Account			(134,895,000)	(134,895,000)
Net cash used in investing activities		114,470,818	(134,895,000)	(134,895,000)
Cash flows from financing activities:
Deferred offering costs	(45,450)
Proceeds from note payable - Sponsor	75,000	750,000
Proceeds from issuance of Class B common stock to Sponsor	25,000
Redemptions of Class A common stock		(114,068,280)
Sale of units in public offering			132,250,000	132,250,000
Sale of private placement units			7,540,000	7,540,000
Payment of offering costs			(3,109,411)	(3,109,411)
Repayment of note payable - Sponsor			(177,057)	(177,057)
Net cash provided by financing activities	54,550	(113,318,280)	136,503,532	136,503,532
Net change in cash	48,555	(68,016)	789,132	297,222
Cash at beginning of period		345,777	48,555	48,555
Cash at end of period	48,555	277,761	837,687	345,777	$ 48,555
Non-cash financing activities:
Deferred commission payable			4,628,750	4,628,750
Accrued excise tax on January 24, 2023 redemptions		1,140,683
Remeasurement of Class A common stock subject to possible redemption		$ 405,994	$ 101,766
Deferred offering costs included in accrued offering costs	15,449
Prepaid expenses paid by note payable - Sponsor	50,000
Deferred offering costs paid by note payable - Sponsor	47,875
Class A shares subject to redemption				$ 136,771,183